Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Non-Controlling Interests in Subsidiaries

	Non-controlling Interest: Oyu Tolgoi (a) Year Ended December 31,
	2018	2017

Balance, January 1	$(893,211)	$(822,892)
Non-controlling interest’s share of loss	(16,924)	(70,319)
Common share investments funded on behalf of non-controlling interest (a)	175,100	95,200
Funded amounts repayable to the Company (a)	(175,100)	(95,200)

Balance, December 31	$(910,135)	$(893,211)

(a)

Since 2011, the Company has funded common share investments in Oyu Tolgoi on behalf of Erdenes Oyu Tolgoi LLC (“Erdenes”). In accordance with the Amended and Restated Shareholders Agreement dated June 8, 2011, such funded amounts earn interest at an effective annual rate of LIBOR plus 6.5% and are repayable to the Company via a pledge over Erdenes’ share of future Oyu Tolgoi common share dividends. Erdenes also has the right to reduce the outstanding balance by making payments directly to the Company.